Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,600,528.42
Previously Paid Amount	0.00
Total Fee Amount	8,230.83
Total Offset Amount	0.00
Net Fee	$ 8,230.83
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A